Employee Benefit Plans - Projected Benefit Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans
Projected benefit obligations in excess of plan assets
Projected benefit obligation	$ 386	$ 449
Fair value of plan assets	170	177
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	384	449
Accumulated benefit obligation	383	445
Fair value of plan assets	168	$ 177
2022 expected employer contributions:
To plan trusts	11
Expected benefit payments:
2022	41
2023	42
2024	43
2025	44
2026	45
2027 - 2031	238
Other Postretirement Benefit Plans
2022 expected employer contributions:
To plan trusts	0
Expected benefit payments:
2022	0
2023	0
2024	0
2025	0
2026	0
2027 - 2031	$ 1